FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
6. FAIR VALUE MEASUREMENT
FASB ASC Topic 820, Fair Value Measurements (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 describes a fair value hierarchy based on the following three levels of inputs that may be used to measure fair value, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which consists of the following:
•Level 1: Valuation is based on quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2: Valuation is based on observable market-based inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and
•Level 3: Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following tables represent the fair value hierarchy of the Company’s investments as of September 30, 2024 and 2023, respectively (amounts in thousands):

September 30, 2024	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments:
U.S. Treasury	$3,836	$—	$3,836	$—
Commercial paper	15,984	—	15,984	—
Corporate debt securities	17,064	—	17,064	—
Total short-term investments at fair value	36,884	—	36,884	—
Long-term investments:
Corporate debt securities	11,410	—	11,410	—
Total long-term investments at fair value	11,410	—	11,410	—

Total assets at fair value	$48,294	$—	$48,294	$—

September 30, 2023	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments:
U.S. Treasury	$40,254	$40,254	$—	$—
Corporate debt securities	34,446	—	34,446	—
Total short-term investments at fair value	74,700	40,254	34,446	—
Long-term investments:
U.S. Treasury	1,304	1,304	—	—
Total long-term investments at fair value	1,304	1,304	—	—

Total assets at fair value	$76,004	$41,558	$34,446	$—

Liabilities:
Current liabilities:
Acquisition-related contingent consideration	$7,976	$—	$7,976	$—
Total liabilities at fair value	$7,976	$—	$7,976	$—
During the twelve months ended September 30, 2024, the Company transferred certain amounts within the fair value hierarchy. U.S. Treasury securities at September 30, 2024 are now reported as Level 2 fair value instruments rather than Level 1 based on market activity.
As of September 30, 2023, the fair value of acquisition-related contingent consideration for earnout payments associated with the acquisition of ID R&D, Inc. (the “ID R&D Acquisition”), was approximately $8.0 million. The earnout payments consisted of cash payments and issuances of Common Stock. At September 30, 2023, the fair value of contingent consideration expected to be settled in a variable number of shares of Common Stock was measured using the most recent closing price of the Company’s common stock on that date, as reported by the Nasdaq Capital Market. As the final earnout payments were known as of September 30, 2023, the inputs used to estimate the fair value of acquisition-related contingent consideration were determined to be Level 2. The contingent consideration was settled during the three months ended December 31, 2023.
The following table includes a roll-forward of the contingent consideration liability (amounts in thousands):

Balance at September 30, 2022	$5,920
Expenses recorded due to changes in fair value	2,056
Balance at September 30, 2023	7,976
Expenses recorded due to changes in fair value	136
Cash payment of contingent consideration associated with the ID R&D Acquisition	(4,641)
Issuance of common stock as contingent consideration associated with the ID R&D Acquisition	(3,471)
Balance at September 30, 2024	$—